Stockholders' equity - Summary of Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	R$ 11,612	R$ 11,532
Income	1,624	(3,832)	R$ 700
Itau CorpBanca [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	9,836	9,891
Income	1,310	(4,135)	504
Itau Corpbanca Colombia S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	476	491
Income	38	(15)	(16)
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	666	580
Income	131	164	131
Luizacred S A Soc Cred Financiamento Investimento [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	426	385
Income	76	102	20
Others [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	208	185
Income	R$ 69	R$ 52	R$ 61